CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues
Direct financing lease interest income - related parties	$ 16,362	$ 22,850	$ 34,193
Direct financing and sales-type lease interest income - other	21,903	331	0
Finance lease service revenues - related parties	35,010	44,523	46,460
Profit sharing revenues - related parties	5,753	51,470	59,607
Profit sharing revenues - other	61	74	0
Time charter revenues - related parties	51,832	55,265	30,319
Time charter revenues - other	186,577	171,483	130,459
Bareboat charter revenues - related parties	5,736	10,075	12,596
Bareboat charter revenues - other	34,860	34,964	55,419
Voyage charter revenues - other	21,037	19,329	35,783
Other operating income	1,747	2,587	1,904
Total operating revenues	380,878	412,951	406,740
Gain/(Loss) on sale of assets and termination of charters, net	1,124	(167)	7,364
Operating expenses
Vessel operating expenses - related parties	57,714	67,221	56,939
Vessel operating expenses - other	74,080	68,795	63,892
Depreciation	88,150	94,293	78,080
Vessel impairment charge	0	5,314	42,410
Administrative expenses - related parties	831	1,443	1,032
Administrative expenses - other	6,601	7,629	5,705
Total operating expenses	227,376	244,695	248,058
Net operating income	154,626	168,089	166,046
Non-operating income / (expense)
Interest income – related parties, associated companies	15,265	18,675	18,672
Interest income – related parties, other	422	897	13,395
Interest income - other	3,643	2,164	7,075
Interest expense - other	(90,414)	(71,843)	(70,583)
(Loss)/gain on purchase of bonds	(2,305)	(8,802)	1,007
Gain on redemption of loan notes - related parties	0	0	28,904
Gain on sale of loan notes and share warrants - other	0	0	44,552
Available-for-sale securities impairment charge	(4,410)	0	(20,552)
Dividend income - related parties	3,300	11,550	0
Other financial items, net	(2,684)	(2,089)	(21,289)
Net income before equity in earnings of associated companies	77,443	118,641	167,227
Equity in earnings of associated companies	23,766	27,765	33,605
Net income	$ 101,209	$ 146,406	$ 200,832
Per share information:
Basic earnings per share (in dollars per share)	$ 1.06	$ 1.57	$ 2.15
Weighted average number of shares outstanding, basic	95,597	93,497	93,450
Diluted earnings per share (in dollars per share)	$ 1.03	$ 1.50	$ 1.88
Weighted average number of shares outstanding, diluted	102,900	108,040	119,008
Cash dividend per share declared and paid (in dollars per share)	$ 1.60	$ 1.80	$ 1.74